Recent Accounting Pronouncements And Accounting Changes	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements And Accounting Changes

5. Recent accounting pronouncements and accounting changes

Effective January 1, 2012, the company adopted Financial Accounting Standards Board (FASB) authoritative guidance that amends previous guidance for the presentation of comprehensive income. The new standard eliminated the option to present other comprehensive income in the statement of changes in equity. Under the revised guidance, an entity has the option to present the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive financial statements. The company is providing two separate but consecutive financial statements. The new standard was required to be applied retrospectively. Other than the change in presentation, the adoption of the new standard did not have an impact on the company’s consolidated financial statements.

Effective January 1, 2012, the company adopted FASB authoritative guidance that amends previous guidance for fair value measurement and disclosure requirements. The revised guidance changes certain fair value measurement principles, clarifies the application of existing fair value measurements and expands the disclosure requirements, particularly for Level 3 fair value measurements. Adoption of the amendments did not have a material impact on the company’s consolidated financial statements.

Effective January 1, 2011, the company adopted two accounting standards issued by the FASB that amended revenue recognition guidance. The first standard supersedes certain prior accounting guidance and requires an entity to allocate arrangement consideration at the inception of an arrangement to all of its deliverables based on their relative standalone selling prices (i.e., the relative-selling-price method). The standard eliminated the use of the residual method of allocation and requires the relative-selling-price method in all circumstances in which an entity recognizes revenue for an arrangement with multiple deliverables subject to this standard. The second standard amended prior software revenue recognition accounting guidance by excluding from the scope of such prior guidance tangible products that contain both software elements and non-software elements that function together to deliver the tangible product’s essential functionality. The company adopted the new standards prospectively for revenue arrangements entered into or materially modified on or after January 1, 2011. In certain of the company’s arrangements, revenue was previously deferred for certain deliverables included in multiple element arrangements where the arrangements also included undelivered services for which the company was unable to demonstrate fair value pursuant to previous standards. The new standards required deliverables for which revenue was previously deferred to be separated and recognized as delivered, rather than combined with undelivered items and recognized over the longest service delivery period. If the new standards were applied to transactions entered into or materially modified in the year ended December 31, 2010, it would not have resulted in a material change to the company’s reported revenue for 2010.